Business developments - Business developments (Details 5) - CHF (SFr) SFr in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Net revenues			SFr 22,696	SFr 22,389	SFr 22,484
Total operating expenses			SFr 19,091	SFr 17,826	SFr 17,440
Allfunds Group [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Description of Transaction			Allfunds Group Credit Suisse holds an equity investment in Allfunds Group following the transfer of the Group’s open architecture investment fund platform Credit Suisse InvestLab to Allfunds Group. On April 23, 2021, Allfunds Group announced a successful initial public offering (IPO) on the Euronext Amsterdam exchange with an initial market capitalization of EUR 7.24 billion on the day of the listing. Net revenues in 2021 pertaining to Allfunds Group included gains of CHF 622 million reflecting share price movements as well as a reduction of the Group’s equity interest from 14.0% to 8.6% as of December 31, 2021. Following the IPO, the Group’s investment in Allfunds Group was reclassified from other investments to trading assets.
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			8.60%	14.00%
Net revenues			SFr 622
Credit Suisse Life and Pensions AG [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Description of Transaction			Credit Suisse Life & Pensions AG In the third quarter of 2021, Credit Suisse Life & Pensions AG was sold to Octium Holdings SA. As a result of the sale, the Group recorded a loss of CHF 42 million, which was reflected in International Wealth Management and Swiss Universal Bank. Related assets and liabilities have been reclassified to held-for-sale until close of this transaction.
Net revenues			SFr 42
York Capital Management [Member]
Subsidiary, Sale of Stock [Line Items]
Net revenues	SFr (113)	SFr (414)